Label		Element	Value
International Equity Portfolio
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	International Equity Portfolio
Objective [Heading]		rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Portfolio’s investment goal is long-term growth of capital.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”), in which the Portfolio is offered. If the separate account’s fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 29, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 64% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	64.00%
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	The Expense Table above has been restated to reflect a complete fiscal year of the contractual Advisory Fee Waiver that was instituted on December 1, 2014.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same and fee waivers remain in effect only for the period ending July 29, 2016. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of net assets in equity securities of issuers in at least three countries other than the United States. Although the Portfolio invests primarily in issuers located in developed countries, the Portfolio may invest in companies located in developing or emerging markets. The Portfolio invests primarily in large-capitalization companies, though it may invest in companies of any market capitalization.

The Portfolio may invest in foreign currency hedges and other currency transactions.

The Portfolio is actively-managed by two subadvisers. To balance the risks of the Portfolio, a third portion of the Portfolio is passively-managed by the Adviser who seeks to track an index or a subset of an index.

Risk [Heading]		rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goal. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Foreign Investment Risk. The Portfolio’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Emerging Markets Risk. Risks associated with investments in emerging markets may include delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United States or other governments, and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries.

Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.

Country, Sector or Industry Focus Risk. To the extent the Portfolio invests a significant portion of its assets in one or only a few countries, sectors or industries at a time, the Portfolio will face a greater risk of loss due to factors affecting that single or those few countries, sectors or industries than if the Portfolio always maintained wide diversity among the countries, sectors and industries in which it invests.

Currency Volatility Risk. The value of the Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio’s non-U.S. dollar-denominated securities.

Large-Capitalization Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.

Small- and Medium-Capitalization Companies Risk. Companies with smaller market capitalization (particularly under $1 billion depending on the market) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of medium sized companies are usually more volatile and entail greater risks than securities of large companies.

Hedging Risk. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market or exchange rates. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced. For gross currency hedges, there is an additional risk, to the extent that these transactions create exposure to currencies in which the Portfolio’s securities are not denominated.

Indexing Risk. The passively-managed index portion of the Portfolio generally will not sell securities in its portfolio and buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, you may suffer losses that you would not experience with an actively managed mutual fund.

Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SAAMCo serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

Management Risk. The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or individual securities selected by the portfolio managers will produce the desired results.

Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the U.S. or abroad, changes in investor psychology, or heavy institutional selling. In addition, the adviser’s or a subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Risk Lose Money [Text]		rr_RiskLoseMoney	If the value of the assets of the Portfolio goes down, you could lose money.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following Risk/Return Bar Chart and Table illustrate the risks of investing in shares of the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the MSCI EAFE Index (net). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Effective October 17, 2014, T. Rowe Price Associates, Inc. (“T. Rowe Price”) assumed management of a portion of the Portfolio. Prior to October 17, 2014, portions of the Portfolio were managed by Lord Abbett & Co. LLC and PineBridge Investment, LLC.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in shares of the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the MSCI EAFE Index (net).
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	(Class 1 Shares)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

During the 10-year period shown in the bar chart, the highest return for a quarter was 24.75% (quarter ended June 30, 2009) and the lowest return for a quarter was -20.67% (quarter ended September 30, 2008). The year-to-date calendar return as of June 30, 2015 was 5.97%.

Year to Date Return, Label		rr_YearToDateReturnLabel	The year-to-date calendar return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	5.97%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	24.75%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(20.67%)
Caption		rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2014)
International Equity Portfolio | MSCI EAFE Index (net)
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	(4.90%)
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	5.33%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	4.43%
International Equity Portfolio | Class 1
Risk/Return:		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	0.91%
Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses		rr_ExpensesOverAssets	1.01%
Fee Waiver or Reimbursement	[1],[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Portfolio Operating Expenses After fee Waiver and/or Expense Reimbursement	[1],[2]	rr_NetExpensesOverAssets	0.97%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 99
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	318
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	554
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,233
Annual Return 2005		rr_AnnualReturn2005	14.57%
Annual Return 2006		rr_AnnualReturn2006	23.96%
Annual Return 2007		rr_AnnualReturn2007	10.51%
Annual Return 2008		rr_AnnualReturn2008	(43.99%)
Annual Return 2009		rr_AnnualReturn2009	29.49%
Annual Return 2010		rr_AnnualReturn2010	9.02%
Annual Return 2011		rr_AnnualReturn2011	(13.21%)
Annual Return 2012		rr_AnnualReturn2012	16.90%
Annual Return 2013		rr_AnnualReturn2013	19.69%
Annual Return 2014		rr_AnnualReturn2014	(6.41%)
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	(6.41%)
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	4.38%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	3.50%
International Equity Portfolio | Class 2
Risk/Return:		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	0.91%
Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses		rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses		rr_ExpensesOverAssets	1.15%
Fee Waiver or Reimbursement	[1],[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Portfolio Operating Expenses After fee Waiver and/or Expense Reimbursement	[1],[2]	rr_NetExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 113
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	361
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	629
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,394
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	(6.46%)
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	4.24%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	3.36%
International Equity Portfolio | Class 3
Risk/Return:		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	0.91%
Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses		rr_ExpensesOverAssets	1.25%
Fee Waiver or Reimbursement	[1],[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Portfolio Operating Expenses After fee Waiver and/or Expense Reimbursement	[1],[2]	rr_NetExpensesOverAssets	1.21%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 123
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	393
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	682
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,508
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	(6.59%)
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	4.13%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	3.25%

[1]	Pursuant to an Advisory Fee Waiver Agreement, effective December 1, 2014 through July 29, 2016, the investment adviser, SunAmerica Asset Management, LLC ("SAAMCo" or the "Adviser"), is contractually obligated to waive 0.04% of its advisory fee on an annual basis with respect to the International Equity Portfolio. This Agreement may be modified or discontinued prior to July 29, 2016 only with the approval of the Board of Trustees of the Portfolio, including a majority of the Independent Trustees.
[2]	The Expense Table above has been restated to reflect a complete fiscal year of the contractual Advisory Fee Waiver that was instituted on December 1, 2014.